Schedule I Financial Statements of Cleco Corporation	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure

CLECO HOLDINGS (Parent Company Only)	SCHEDULE I

Condensed Statements of Income
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Operating expenses
Administrative and general	$375	$319	$1,891	$1,534
Merger transaction costs	23,211	34,912	4,591	17,848
Other operating expense	(382)	624	490	178
Total operating expenses	23,204	35,855	6,972	19,560
Operating loss	(23,204)	(35,855)	(6,972)	(19,560)
Equity income from subsidiaries, net of tax	9,357	21,789	141,636	162,331
Interest, net	(35,151)	(286)	(1,731)	(303)
Other income	1,948	702	17	2,457
Other expense	—	—	(1,142)	(158)
(Loss) income before income taxes	(47,050)	(13,650)	131,808	144,767
Federal and state income tax benefit	(22,937)	(9,690)	(1,861)	(9,972)
Net (loss) income	$(24,113)	$(3,960)	$133,669	$154,739
The accompanying notes are an integral part of the Condensed Financial Statements.

CLECO HOLDINGS (Parent Company Only)	SCHEDULE I

Condensed Statements of Comprehensive Income
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Net (loss) income	$(24,113)	$(3,960)	$133,669	$154,739
Other comprehensive income (loss), net of tax
Postretirement benefits gain (loss) (net of tax expense of $938, $367, and $3,670 and tax benefit of $4,378, respectively)	1,500	587	5,869	(7,001)
Net gain on cash flow hedges (net of tax expense of $0, $37, $132, and $132, respectively)	—	60	211	212
Total other comprehensive income (loss), net of tax	1,500	647	6,080	(6,789)
Comprehensive (loss) income, net of tax	$(22,613)	$(3,313)	$139,749	$147,950
The accompanying notes are an integral part of the Condensed Financial Statements.

CLECO HOLDINGS (Parent Company Only)	SCHEDULE I

Condensed Balance Sheets
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Assets
Current assets
Cash and cash equivalents	$1,377	$2,236
Accounts receivable - affiliate	7,070	7,669
Other accounts receivable	395	—
Taxes receivable, net	—	14,746
Cash surrender value of trust-owned life insurance policies	57,207	53,821
Total current assets	66,049	78,472
Equity investment in subsidiaries	3,223,920	1,516,310
Tax credit fund investment, net	11,888	13,741
Accumulated deferred federal and state income taxes, net	140,577	123,690
Other deferred charges	1,351	—
Total assets	$3,443,785	$1,732,213

Liabilities and member's equity/shareholders’ equity
Liabilities
Current liabilities
Accounts payable	$3,424	$908
Accounts payable - affiliate	14,521	5,389
Taxes payable, net	13,998	—
Other current liabilities	19,566	10,975
Total current liabilities	51,509	17,272
Postretirement benefit obligations	4,280	5,848
Other deferred credits	1,100	587
Long-term debt	1,340,133	33,665
Total liabilities	1,397,022	57,372
Commitments and contingencies (Note 5)
Member's equity/Shareholders’ equity
Member's equity/Common shareholders’ equity
Membership interest/Common stock(1)	2,069,376	456,412
(Accumulated deficit)/Retained earnings	(24,113)	1,245,014
Accumulated other comprehensive income (loss)	1,500	(26,585)
Total member's equity/common shareholders’ equity	2,046,763	1,674,841
Total liabilities and member's equity/shareholders’ equity	$3,443,785	$1,732,213
(1)At December 31, 2015, shareholders’ equity included $418.5 million of premium on common stock, $61.1 million of common stock, and $23.2 million of treasury stock. At December 31, 2015, Cleco Holdings had 100,000,000 shares of common stock authorized, 61,058,918 shares of common stock issued, and 60,482,468 shares of common stock outstanding, par value $1 per share. At December 31, 2015, Cleco Holdings had 576,450 shares of treasury stock.

The accompanying notes are an integral part of the Condensed Financial Statements.

CLECO HOLDINGS (Parent Company Only)	SCHEDULE I

Condensed Statements of Cash Flows
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Operating activities
Net cash provided by operating activities	$36,811	$34,904	$128,909	$108,754
Investing activities
Contributions to tax credit fund	—	—	(9,966)	(55,315)
Return of equity investment in tax credit fund	901	476	2,128	2,579
Contribution to subsidiary	(50,000)	—	—	—
Premiums paid on trust-owned life insurance	—	—	(3,607)	(2,831)
Net cash (used in) provided by investing activities	(49,099)	476	(11,445)	(55,567)
Financing activities
Draws on credit facility	—	3,000	57,000	97,000
Payments on credit facility	—	(10,000)	(80,000)	(45,000)
Issuance of long-term debt	1,350,000	—	—	—
Repayment of long-term debt	(1,350,000)	—	—	—
Payment of financing costs	(3,755)	—	—	—
Repurchase of common stock	—	—	—	(12,449)
Dividends paid on common stock	(572)	(24,579)	(97,283)	(95,044)
Contribution from member	100,720	—	—	—
Distributions to member	(88,765)	—	—	—
Other financing	—	—	(14)	—
Net cash provided by (used in) financing activities	7,628	(31,579)	(120,297)	(55,493)
Net (decrease) increase in cash and cash equivalents	(4,660)	3,801	(2,833)	(2,306)
Cash and cash equivalents at beginning of period	6,037	2,236	5,069	7,375
Cash and cash equivalents at end of period	$1,377	$6,037	$2,236	$5,069

Supplementary cash flow information
Interest paid, net of amount capitalized	$26,264	$126	$130	$189
Income taxes paid, net	$4,263	$1	$1,464	$15,013
Supplementary non-cash investing and financing activity
Non-cash contribution to subsidiary, net of tax	$—	$—	$—	$142,880
Non-cash distribution from subsidiary, net of tax	$—	$—	$33,661	$138,080
The accompanying notes are an integral part of the Condensed Financial Statements.

Note 1 — Summary of Significant Accounting Policies
The condensed financial statements represent the financial information required by SEC Regulation S-X 5-04 for Cleco Holdings, which requires the inclusion of parent company only financial statements if the restricted net assets of consolidated subsidiaries exceed 25% of total consolidated net assets as of the last day of its most recent fiscal year. As of December 31, 2016, Cleco Holdings’ restricted net assets of consolidated subsidiaries were $1.09 billion and exceeded 25% of its total consolidated net assets.
Cleco Holdings’ only major, first-tier subsidiary is Cleco Power. Cleco Power contains the LPSC-jurisdictional generation, transmission, and distribution electric utility operations serving Cleco’s traditional retail and wholesale customers.
Prior to March 2014, when Evangeline owned and operated Coughlin, Midstream was also considered a first-tier subsidiary of Cleco Corporation. Subsequent to the transfer of Coughlin from Evangeline to Cleco Power in March 2014, Midstream was no longer considered a first-tier subsidiary.
The accompanying financial statements have been prepared to present the results of operations, financial condition, and cash flows of Cleco Holdings on a stand-alone basis as a holding company. Investments in subsidiaries and other investees are presented using the equity method. These financial statements should be read in conjunction with Cleco’s consolidated financial statements.

Note 2 — Business Combinations
On April 13, 2016, Cleco Holdings completed its merger with Merger Sub whereby Merger Sub merged with and into Cleco Corporation, with Cleco Corporation surviving the Merger, and Cleco Corporation converting to a limited liability company and changing its name to Cleco Holdings, as a direct, wholly owned subsidiary of Cleco Group and an indirect, wholly owned subsidiary of Cleco Partners. At the effective time of the Merger, each outstanding share of Cleco Corporation common stock, par value $1.00 per share (other than shares that were owned by Cleco Corporation, Cleco Partners, Merger Sub, or any other direct or indirect wholly owned subsidiary of Cleco Partners or Cleco Corporation), were cancelled and converted into the right to receive $55.37 per share in cash, without interest, with all dividends payable before the effective time of the Merger.
For more information regarding the Merger see Part II, Item 8, “Financial Statements and Supplementary Data — Notes to the Financial Statements — Note 3 — Business Combinations.”

Note 3 — Debt
At December 31, 2016, and 2015, Cleco Holdings had no short-term debt outstanding.
At December 31, 2016, Cleco Holding’s long-term debt outstanding was $1.34 billion, of which none was due within one year.
In connection with the completion of the Merger, on April 13, 2016, Cleco Holdings entered into a $1.35 billion Acquisition Loan Facility. The Acquisition Loan Facility had a three-year term and a rate of LIBOR plus 1.75% or ABR plus 0.75%. In May and June 2016, Cleco Holdings refinanced the Acquisition Loan Facility with a series of other long-term financings described below.
On May 17, 2016, Cleco Holdings completed the private sale of $535.0 million of 3.743% senior notes due May 1, 2026, and $350.0 million of 4.973% senior notes due May 1, 2046. On May 24, 2016, Cleco Holdings completed the private sale of $165.0 million of 3.250% senior notes due May 1, 2023. On June 28, 2016, Cleco Holdings entered into a $300.0 million variable rate bank term loan due June 28, 2021. Amounts outstanding under the bank term loan bear interest, at Cleco’s option, at a base rate plus 0.625% or LIBOR plus 1.625%. At December 31, 2016, the all-in rate was 2.265%, which was based on the LIBOR rate. The proceeds from the issuance and sale of these notes and term loan were used to repay the $1.35 billion Acquisition Loan Facility. Debt issuance costs of $17.7 million were expensed to merger costs in connection with the repayment of the Acquisition Loan Facility.
The principal amounts payable under long-term debt agreements for each year through 2021 and thereafter are as follows:

(THOUSANDS)
Amounts payable under long-term debt arrangements
For the year ending Dec. 31,
2017	$—
2018	$—
2019	$—
2020	$—
2021	$300,000
Thereafter	$1,050,000

At December 31, 2015, Cleco Holdings had a $250.0 million credit facility. On April 13, 2016, in connection with the completion of the Merger, Cleco Holdings replaced the existing credit facility with a $100.0 million credit facility. The new credit facility has similar terms as the previous facility, including restricted financial covenants, and expires in 2021. At December 31, 2016, Cleco Holdings had no borrowings outstanding under its $100.0 million credit facility. The borrowing costs under the facility are equal to LIBOR plus 1.75% or ABR plus 0.75%, plus commitment fees of 0.275%. At December 31, 2016, Cleco Holdings was in compliance with the covenants in its credit facility.

Note 4 — Cash Distributions and Equity Contributions
Some provisions in Cleco Power’s debt instruments restrict the amount of equity available for distribution to Cleco Holdings by Cleco Power by requiring Cleco Power’s total indebtedness to be less than or equal to 65% of total capitalization. In addition, the Merger Commitments provide for limitations on the amount of distributions that may be paid from Cleco Power to Cleco Holdings, depending on Cleco Power’s common equity ratio and its corporate credit ratings.
The following table summarizes the cash distributions Cleco Holdings received from affiliates during 2016, 2015, and 2014:

	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Cleco Power	$85,000	$25,000	$135,000	$115,000
Perryville	150	200	500	975
Attala	100	125	350	750
Total	$85,250	$25,325	$135,850	$116,725

During the predecessor period January 1, 2014, through December 31, 2014, Cleco Holdings made a $138.1 million non-cash contribution to Cleco Power related to the transfer of Coughlin from Evangeline to Cleco Power. During the predecessor periods January 1, 2015, through December 31, 2015, and January 1, 2016, through April 12, 2016, Cleco Holdings made no contributions to affiliates. During the successor period April 13, 2016, through December 31, 2016, Cleco Holdings made a contribution of $50.0 million to Cleco Power. During the successor period April 13, 2016, through December 31, 2016, Cleco Holdings received $100.7 million of equity contributions from Cleco Group and made $88.8 million of distribution payments to Cleco Group.

Note 5 — Income Taxes
Cleco Holdings’ (Parent Company Only) Condensed Statements of Income reflect income tax expense (benefit) for the following line items:

	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Federal and state income tax benefit	$(22,937)	$(9,690)	$(1,861)	$(9,972)
Equity income from subsidiaries - Federal and state income tax expense	$115	$13,158	$79,565	$77,088

Note 6 — Commitments and Contingencies
For information regarding commitments and contingencies related to Cleco Holdings, see Part II, Item 8, “Financial Statements and Supplementary Data — Notes to the Financial Statements — Note 15 — Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees.”